Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q3PH

Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 5

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), September 30, 2023
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Air Freight & Logistics 1.7%
a
SF Holding Co. Ltd., A .................................. China 1,029,500 $ 5,787,132
Automobile Components 1.3%
a
Fuyao Glass Industry Group Co. Ltd., A ..................... China 886,922 4,497,243
Automobiles 2.0%
a
BYD Co. Ltd., A ....................................... China 86,000 2,813,378
BYD Co. Ltd., H ...................................... China 127,000 3,913,024
6,726,402
Banks 5.1%
a
China Merchants Bank Co. Ltd., A ......................... China 1,163,800 5,296,006
China Merchants Bank Co. Ltd., H ......................... China 1,604,448 6,661,249
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 11,001,649 5,540,029
17,497,284
Beverages 8.2%
China Resources Beer Holdings Co. Ltd. .................... China 738,706 4,035,266
a
Kweichow Moutai Co. Ltd., A ............................. China 65,445 16,236,852
a
Wuliangye Yibin Co. Ltd., A .............................. China 371,588 8,010,072
28,282,190
Broadline Retail 8.6%
c
Alibaba Group Holding Ltd. .............................. China 2,113,738 22,918,273
JD.com, Inc., A ....................................... China 452,312 6,580,822
29,499,095
Capital Markets 2.7%
a
East Money Information Co. Ltd., A ........................ China 2,874,426 6,032,791
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 3,349,794
9,382,585
Chemicals 1.2%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,123,280 4,170,669
Electrical Equipment 8.4%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 321,364 8,979,698
a
GoodWe Technologies Co. Ltd., A ......................... China 203,661 3,705,528
a
Hongfa Technology Co. Ltd., A ............................ China 1,535,209 7,077,655
a
NARI Technology Co. Ltd., A ............................. China 2,980,215 9,070,808
28,833,689
Entertainment 3.4%
NetEase, Inc. ........................................ China 582,379 11,677,801
Food Products 2.3%
b
China Feihe Ltd., 144A, Reg S ........................... China 4,300,000 2,526,710
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,446,200 5,277,485
7,804,195
Health Care Equipment & Supplies 2.0%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 181,501 6,746,598
Health Care Providers & Services 2.1%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 2,188,722 5,420,360
b,c,d
New Horizon Health Ltd., 144A, Reg S ..................... China 694,000 1,657,447
7,077,807

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 5.1%
b,c
Meituan Dianping, B, 144A, Reg S ........................ China 759,943 $ 11,001,432
Yum China Holdings, Inc. ............................... China 117,578 6,551,446
17,552,878
Household Durables 2.7%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,400 4,156,600
a
Midea Group Co. Ltd., A ................................ China 663,316 5,061,842
9,218,442
Independent Power and Renewable Electricity Producers 1.6%
a
China Yangtze Power Co. Ltd., A .......................... China 1,865,020 5,692,783
Insurance 4.2%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 494,400 3,296,823
Ping An Insurance Group Co. of China Ltd., H ................ China 1,987,427 11,272,345
14,569,168
Interactive Media & Services 13.3%
c
Baidu, Inc., ADR ...................................... China 30,181 4,054,817
c
Baidu, Inc., A ......................................... China 559,500 9,417,061
Tencent Holdings Ltd. .................................. China 828,026 32,098,591
45,570,469
Life Sciences Tools & Services 3.0%
b,d
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 274,008 3,267,686
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,195,850 6,950,332
10,218,018
Machinery 3.5%
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 892,300 8,156,861
Weichai Power Co. Ltd., H .............................. China 2,826,261 3,830,854
11,987,715
Media 4.2%
a
Focus Media Information Technology Co. Ltd., A .............. China 13,519,216 13,264,972
b,c
Mobvista, Inc., 144A, Reg S ............................. China 3,098,200 1,246,291
14,511,263
Pharmaceuticals 2.6%
a
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ................. China 1,445,227 8,938,035
a,c,e,f
Kangmei Pharmaceutical Co. Ltd. ......................... China 673,786 114,541
9,052,576
Real Estate Management & Development 1.3%
China Resources Land Ltd. .............................. China 1,111,375 4,413,566
Semiconductors & Semiconductor Equipment 1.0%
a
Sino Wealth Electronic Ltd., A ............................ China 967,220 3,335,209
Software 1.3%
a
Hundsun Technologies, Inc., A ............................ China 976,621 4,362,882
Textiles, Apparel & Luxury Goods 3.6%
ANTA Sports Products Ltd. .............................. China 1,110,075 12,421,407
Total Common Stocks (Cost $313,853,120) .....................................
330,889,066

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 6,266,148 $ 6,266,148
Total Money Market Funds (Cost $6,266,148) ...................................
6,266,148
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 1,670,508 1,670,508
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,670,508) ............................................................
1,670,508
Total Short Term Investments (Cost $7,936,656 ) .................................
7,936,656
a
Total Investments (Cost $321,789,776) 98.7% ...................................
$338,825,722
Other Assets, less Liabilities 1.3% .............................................
4,357,343
Net Assets 100.0% ...........................................................
$343,183,065
See Abbreviations on page 8 .
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $32,189,927, representing 9.4% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at September 30, 2023.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
See Note 4 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.

Quarterly Consolidated Schedule of Investments
Notes to Consolidated Schedule of Investments (unaudited)
1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2023, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Dragon Fund, Inc .
673,786 Kangmei Pharmaceutical Co . Ltd . ................ 4/06/22 $ — $ 1 14 , 541
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $— $114,541
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $3,959,472 $28,051,179 $(25,744,503) $— $— $6,266,148 6,266,148 $99,264
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
5. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At September 30, 2023, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments. At September 30, 2023, the
net assets of the China Fund were $161,650,705, representing 47.1% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered Qualified Foreign Institutional Investor (QFII) for the China Fund. Investment decisions related to the China Fund
A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in
A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc. (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $1,706,584 $13,901,137 $(13,937,213) $— $— $1,670,508 1,670,508 $30,047
Total Affiliated Securities ... $5,666,056 $41,952,316 $(39,681,716) $— $— $7,936,656 $129,311
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 5,787,132 $ — $ 5,787,132
Automobile Components ................. — 4,497,243 — 4,497,243
Automobiles .......................... — 6,726,402 — 6,726,402
Banks ............................... — 17,497,284 — 17,497,284
Beverages ........................... — 28,282,190 — 28,282,190
Broadline Retail ....................... — 29,499,095 — 29,499,095
Capital Markets ........................ — 9,382,585 — 9,382,585
Chemicals ........................... — 4,170,669 — 4,170,669
Electrical Equipment .................... — 28,833,689 — 28,833,689
Entertainment ......................... — 11,677,801 — 11,677,801
Food Products ........................ — 7,804,195 — 7,804,195
Health Care Equipment & Supplies ......... — 6,746,598 — 6,746,598
Health Care Providers & Services .......... — 7,077,807 — 7,077,807
Hotels, Restaurants & Leisure ............. 6,551,446 11,001,432 — 17,552,878
Household Durables .................... — 9,218,442 — 9,218,442
Independent Power and Renewable Electricity
Producers .......................... — 5,692,783 — 5,692,783
Insurance ............................ — 14,569,168 — 14,569,168
Interactive Media & Services .............. 4,054,817 41,515,652 — 45,570,469
Life Sciences Tools & Services ............ — 10,218,018 — 10,218,018
Machinery ............................ — 11,987,715 — 11,987,715
Media ............................... 1,246,291 13,264,972 — 14,511,263
Pharmaceuticals ....................... — 8,938,035 114,541 9,052,576
Real Estate Management & Development .... — 4,413,566 — 4,413,566
Semiconductors & Semiconductor Equipment . — 3,335,209 — 3,335,209
Software ............................. — 4,362,882 — 4,362,882
Textiles, Apparel & Luxury Goods .......... — 12,421,407 — 12,421,407
Short Term Investments ................... 7,936,656 — — 7,936,656
Total Investments in Securities ........... $19,789,210 $318,921,971
a
$114,541 $338,825,722
a
Includes foreign securities valued at $318,921,971, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.